Dividends	6 Months Ended
Jun. 30, 2023
Interim Financial Reporting [Abstract]
Dividends

2	Dividends

Dividends to the parent company
	Half-year to
	30 Jun 2023		30 Jun 2022
	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
In respect of current year:
Current year
– first special dividend[1]	0.94	750
– second special dividend	—	—	—	—
Total	0.94	750	—	—
Total coupons on capital securities classified as equity		66		59
Dividends to parent		816		59
1 Special dividend paid on CET1 capital in 2023.